PROPERTY, PLANT AND EQUIPMENT - Schedule of Power Purchase Agreements (Details)	12 Months Ended
Dec. 31, 2017 year
Renewable power | Later Than One Year And Not Later Than Eleven Years | North America
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	35.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)	95
Estimates of Future Electricity Prices (weighted average)	60
Renewable power | Later Than One Year And Not Later Than Eleven Years | Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	66.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)	274
Estimates of Future Electricity Prices (weighted average)	309
Renewable power | Later Than One Year And Not Later Than Eleven Years | Colombia
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	17.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)	211,000
Estimates of Future Electricity Prices (weighted average)	238,000
Renewable power | Later Than One Year And Not Later Than Eleven Years | Europe
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	78.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)	90
Estimates of Future Electricity Prices (weighted average)	78
Renewable power | Later Than Eleven Years And Not Later Than Twenty Years | North America
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	15.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)	100
Estimates of Future Electricity Prices (weighted average)	114
Renewable power | Later Than Eleven Years And Not Later Than Twenty Years | Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	57.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)	407
Estimates of Future Electricity Prices (weighted average)	458
Renewable power | Later Than Eleven Years And Not Later Than Twenty Years | Colombia
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	0.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)	0
Estimates of Future Electricity Prices (weighted average)	339,000
Renewable power | Later Than Eleven Years And Not Later Than Twenty Years | Europe
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	35.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)	107
Estimates of Future Electricity Prices (weighted average)	95
Bottom of range | Later Than One Year And Not Later Than Eleven Years | North America
Disclosure of detailed information about property, plant and equipment [line items]
Period of total generation contracted under power purchase agreements	1 year
Period of power prices from long-term power purchase agreements	1 year
Period of estimates of future electricity prices	1 year
Bottom of range | Later Than Eleven Years And Not Later Than Twenty Years | North America
Disclosure of detailed information about property, plant and equipment [line items]
Period of total generation contracted under power purchase agreements	11 years
Period of power prices from long-term power purchase agreements	11 years
Period of estimates of future electricity prices	11 years
Top of range | Later Than One Year And Not Later Than Eleven Years | North America
Disclosure of detailed information about property, plant and equipment [line items]
Period of total generation contracted under power purchase agreements	10 years
Period of power prices from long-term power purchase agreements	10 years
Period of estimates of future electricity prices	10 years
Top of range | Later Than Eleven Years And Not Later Than Twenty Years | North America
Disclosure of detailed information about property, plant and equipment [line items]
Period of total generation contracted under power purchase agreements	20 years
Period of power prices from long-term power purchase agreements	20 years
Period of estimates of future electricity prices	20 years